Segment information - Disclosure of revenue and non-current assets by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 341,330	$ 308,864
Non-current assets	449,132	457,313
U.S.
Disclosure of geographical areas [line items]
Revenue	269,481	267,721
Non-current assets	416,835	417,084
Canada
Disclosure of geographical areas [line items]
Revenue	19,592	19,571
United Kingdom
Disclosure of geographical areas [line items]
Revenue	27,072	5,133
KOREA, REPUBLIC OF
Disclosure of geographical areas [line items]
Revenue	0	0
Non-current assets	2,479	5,874
International-other
Disclosure of geographical areas [line items]
Revenue	25,185	16,439
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 29,818	$ 34,355